Tyco International Finance S.A. (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 549	$ 1,839	$ 533
Other comprehensive (loss) income, net of tax
Foreign currency translation	(540)	(174)	(100)
Defined benefit and post retirement plans	(67)	(64)	79
Unrealized loss on marketable securities and derivative instruments	(9)	0	0
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(67)	1,601	512
Less: comprehensive (loss) income attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	(65)	1,600	515
Tyco International plc
Statement of Comprehensive Income [Abstract]
Net income	551	1,838	536
Other comprehensive (loss) income, net of tax
Foreign currency translation	(540)	(174)	(100)
Defined benefit and post retirement plans	(67)	(64)	79
Unrealized loss on marketable securities and derivative instruments	(9)
Total other comprehensive loss, net of tax	(616)	(238)	(21)
Comprehensive (loss) income	(65)	1,600	515
Less: comprehensive (loss) income attributable to noncontrolling interests	0	0	0
Comprehensive (loss) income attributable to Tyco ordinary shareholders	(65)	1,600	515
Tyco Fire Security Finance SCA [Member]
Statement of Comprehensive Income [Abstract]
Net income	591
Other comprehensive (loss) income, net of tax
Foreign currency translation	0
Defined benefit and post retirement plans	0
Unrealized loss on marketable securities and derivative instruments	0
Total other comprehensive loss, net of tax	0
Comprehensive (loss) income	591
Less: comprehensive (loss) income attributable to noncontrolling interests	0
Comprehensive (loss) income attributable to Tyco ordinary shareholders	591
Tyco International Finance S.A.
Statement of Comprehensive Income [Abstract]
Net income	591	1,886	2,587
Other comprehensive (loss) income, net of tax
Foreign currency translation	3	0	0
Defined benefit and post retirement plans	0	0	0
Unrealized loss on marketable securities and derivative instruments	0
Total other comprehensive loss, net of tax	3	0	0
Comprehensive (loss) income	594	1,886	2,587
Less: comprehensive (loss) income attributable to noncontrolling interests	0	0	0
Comprehensive (loss) income attributable to Tyco ordinary shareholders	594	1,886	2,587
Other Subsidiaries
Statement of Comprehensive Income [Abstract]
Net income	638	1,862	(12,693)
Other comprehensive (loss) income, net of tax
Foreign currency translation	(543)	(174)	(100)
Defined benefit and post retirement plans	(67)	(64)	79
Unrealized loss on marketable securities and derivative instruments	(9)
Total other comprehensive loss, net of tax	(619)	(238)	(21)
Comprehensive (loss) income	19	1,624	(12,714)
Less: comprehensive (loss) income attributable to noncontrolling interests	(2)	1	(3)
Comprehensive (loss) income attributable to Tyco ordinary shareholders	21	1,623	(12,711)
Consolidating Adjustments
Statement of Comprehensive Income [Abstract]
Net income	(1,822)	(3,747)	10,103
Other comprehensive (loss) income, net of tax
Foreign currency translation	540	174	100
Defined benefit and post retirement plans	67	64	(79)
Unrealized loss on marketable securities and derivative instruments	9
Total other comprehensive loss, net of tax	616	238	21
Comprehensive (loss) income	(1,206)	(3,509)	10,124
Less: comprehensive (loss) income attributable to noncontrolling interests	0	0	0
Comprehensive (loss) income attributable to Tyco ordinary shareholders	$ (1,206)	$ (3,509)	$ 10,124